INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2017
Investment property [abstract]
Schedule of roll forward of investment property balances
The following table presents a roll forward of investment property balances for the years ended December 31, 2017 and 2016:

	Year ended Dec. 31, 2017			Year ended Dec. 31, 2016
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of year	$45,699	$3,085	$48,784	$39,111	$2,488	$41,599
Changes resulting from:
Property acquisitions	5,545	107	5,652	8,697	310	9,007
Capital expenditures	905	990	1,895	770	835	1,605
Property dispositions(1)	(1,240)	(675)	(1,915)	(876)	(13)	(889)
Fair value gains, net	347	202	549	290	251	541
Foreign currency translation	1,121	159	1,280	68	(213)	(145)
Transfers between commercial properties and commercial developments	1,038	(1,038)	—	562	(562)	—
Reclassifications of assets held for sale and other changes(2)	(4,635)	(253)	(4,888)	(2,923)	(11)	(2,934)
Balance, end of year	$48,780	$2,577	$51,357	$45,699	$3,085	$48,784

(1)	Property dispositions represent the carrying value on date of sale.

(2)
The partnership’s interest in 20 Canada Square in London was reclassified to assets held for sale in the second quarter of 2017 and sold in the third quarter of 2017. In the third quarter of 2017, the partnership’s industrial portfolio in Europe was reclassified to assets held for sale and sold in the fourth quarter of 2017. In the fourth quarter of 2017, the partnership sold 49% of its interest in One Liberty Plaza and reclassified the remaining 51% interest to equity accounted investments. The partnership also reclassified 50% of its interest in Bay Adelaide Centre in Toronto to assets held for sale in the fourth quarter of 2017. This also includes the reclassification of our Brazil Retail investment from commercial properties to equity accounted investments as a result of the partnership entering into an amended management agreement with its co-investors in the second quarter of 2017 which resulted in the loss of control over the venture.

Schedule of key valuation metrics for investment properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2017			Dec. 31, 2016
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office
United States	Discounted cash flow	7.0%	5.8%	13	6.8%	5.6%	12
Canada	Discounted cash flow	6.1%	5.5%	10	6.2%	5.5%	10
Australia	Discounted cash flow	7.0%	6.1%	10	7.3%	6.1%	10
Europe	Discounted cash flow	—%	—%	—	6.0%	5.0%	12
Brazil	Discounted cash flow	9.7%	7.6%	7	9.3%	7.5%	10
Opportunistic Office	Discounted cash flow	9.7%	6.9%	8	9.9%	7.6%	7
Opportunistic Retail	Discounted cash flow	9.0%	8.0%	10	10.2%	8.1%	12
Industrial	Discounted cash flow	6.8%	6.2%	10	7.4%	6.6%	10
Multifamily(1)	Direct capitalization	4.8%	n/a	n/a	4.9%	n/a	n/a
Triple Net Lease(1)	Direct capitalization	6.4%	n/a	n/a	6.1%	n/a	n/a
Self-storage(1)	Direct capitalization	5.8%	n/a	n/a	6.2%	n/a	n/a
Student Housing(1)	Direct capitalization	5.8%	n/a	n/a	5.9%	n/a	n/a
Manufactured Housing(1)	Direct capitalization	5.8%	n/a	n/a	n/a	n/a	n/a

(1)	In the third quarter of 2017, 20 Canada Square in London was sold. The remaining European properties are valued on a residual land value method.

(2)
The valuation method used to value multifamily, triple net lease, self-storage, student housing and manufactured housing properties is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.

The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Participating loan interests - embedded derivative	Discounted cash flow model	(a) Discount rate (b) Terminal capitalization rate	(a) Decreases (increases) in the discount rate would increase (decrease) fair value (b) Increases (decreases) in the terminal capitalization rate would (decrease) increase fair value
Securities designated as FVTPL/AFS	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value
Warrants	Black-Scholes model	(a) Term to maturity (b) Volatility (c) Risk free interest rate
(a) Increases (decreases) in term to maturity would increase (decrease) fair value
(b) Increases (decreases) in volatility would increase (decrease) fair value
(c) Increases (decreases) in the risk free interest rate would increase (decrease) fair value

Schedule of investment properties measured at fair value
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(j) above.

	Dec. 31, 2017				Dec. 31, 2016
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$14,259	$568	$—	$—	$16,142	$387
Canada	—	—	4,493	104	—	—	4,015	598
Australia	—	—	2,472	8	—	—	2,112	—
Europe	—	—	120	920	—	—	583	1,247
Brazil	—	—	327	—	—	—	250	65
Opportunistic
Opportunistic Office	—	—	8,359	231	—	—	5,645	208
Opportunistic Retail	—	—	3,406	6	—	—	4,214	3
Industrial	—	—	1,409	533	—	—	2,173	505
Multifamily	—	—	3,925	—	—	—	3,574	—
Triple Net Lease	—	—	4,804	—	—	—	4,790	—
Self-storage	—	—	1,796	58	—	—	1,592	32
Student Housing	—	—	1,204	149	—	—	609	40
Manufactured Housing	—	—	2,206	—	—	—	—	—
Total	$—	$—	$48,780	$2,577	$—	$—	$45,699	$3,085
The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties for December 31, 2017, for properties valued using the discounted cash flow or direct capitalization method, respectively:

Dec. 31, 2017
(US$ Millions)	Impact on fair value of commercial properties
Core Office
United States	$795
Canada	251
Australia	141
Brazil	36
Opportunistic
Opportunistic Office	286
Opportunistic Retail	116
Industrial	78
Multifamily	196
Triple Net Lease	166
Self-storage	69
Student Housing	55
Manufactured Housing	91
Total	$2,280
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2017 and 2016:

	Dec. 31, 2017		Dec. 31, 2016
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$1,605	$26	$1,696	$26
Additions	144	—	47	—
Dispositions/ Warrant exercise(1)	(986)	—	(31)	—
Fair value gains, net and OCI	(216)	(3)	(107)	—
Other	(14)	—	—	—
Balance, end of year	$533	$23	$1,605	$26

(1)	In the fourth quarter of 2017, the partnership exercised all of its outstanding warrants of GGP. See Note 7, Equity Accounted Investments, for more information.

The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2017				Dec. 31, 2016
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests – embedded derivative	$—	$—	$209	$209	$—	$—	$146	$146
Securities designated as FVTPL	—	—	174	174	—	—	37	37
Securities designated as AFS	—	—	150	150	—	—	168	168
Derivative assets	—	85	—	85	—	96	1,254	1,350
Total financial assets	$—	$85	$533	$618	$—	$96	$1,605	$1,701

Financial liabilities
Accounts payable and non-current other liabilities	$—	$559	$—	$559	$—	$264	$—	$264
Loan payable	—	—	23	23	—	—	26	26
Total financial liabilities	$—	$559	$23	$582	$—	$264	$26	$290